 SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 ____________________ FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: December 31, 2008 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatment [ ] adds new holdings entries Institutional Investment Manager Filing this Report: Name: TD Bank N.A. Address: One Portland Square P.O. Box 9540 Portland, Maine 04112-9540 Form 13F File Number: 28- The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com- plete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager: Name: Paul Butler Title: Vice President Phone: 802-257-6557 Signature, Place, and Date of Signing: Paul H. Butler Brattleboro, Vermont January 13, 2009 Report Type (Check only one.): [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ] 13F Notice. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE Report Summary: Number of Other Included Managers: 0 Form 13F Information Table Entry Total: 540 Form 13F Information Table Value Total: 1,413,067 (thousands) List of Other Included Managers: NONE ASSETS AS OF 12/31/08 REPORT PTR289 37 TD WEALTH MANAGEMENT SECURITIES AND EXCHANGE COMMISSION FORM 13F 01/12/09 PAGE 1 AS OF 12/31/08 INVESTMENT MARKET DISCRETION VOTING AUTHORITY VALUE SHS OR PUT SOLE SHR OTH OTH SOLE SHARED NONE NAME OF ISSUER TITLE OF CLASS CUSIP (X$1000) PRN AMT CALL (A) (B) (C) MGR (A) (B) (C) BIOVENTURES INVESTORS LTD PT BV9926213 500 2 SH X 2 GREENCORE GROUP PLC ORD G40866124 38 34,500 SH X 34,500 RENAISSANCERE HOLDINGS LTD COM G7496G103 9,669 187,525 SH X 168,116 210 19,199 RENAISSANCERE HOLDINGS LTD COM G7496G103 82 1,590 SH X 1,240 350 HECKLER ELECTRIC COMPANY HEC999010 3,045 29 SH X 29 LOGITECH INTL S A SHS H50430232 167 10,725 SH X 10,725 LOGITECH INTL S A SHS H50430232 48 3,088 SH X 2,220 168 700 TRANSOCEAN LTD REG SHS H8817H100 5,534 117,120 SH X 107,856 209 9,055 TRANSOCEAN LTD REG SHS H8817H100 273 5,784 SH X 1,384 4,400 ZWEIG TOTAL RETURN FUND FRAC KJK837109 0 50,125 SH X 50,125 RIVERDALE AVENUE REAL ESTATE LP2406017 675 2 SH X 2 E.M. HAYES INC. SU2222ME8 208 25 SH X 25 AFLAC INC COM 001055102 3,959 86,363 SH X 81,233 5,130 AFLAC INC COM 001055102 485 10,576 SH X 9,536 1,040 AT&T INC COM 00206R102 22,693 796,263 SH X 722,112 3,730 70,421 AT&T INC COM 00206R102 3,307 116,043 SH X 98,278 795 16,970 ABBOTT LABS COM 002824100 4,221 79,082 SH X 69,437 9,645 ABBOTT LABS COM 002824100 1,299 24,339 SH X 16,164 475 7,700 ADOBE SYS INC COM 00724F101 1,880 88,288 SH X 87,928 360 ADOBE SYS INC COM 00724F101 280 13,169 SH X 11,919 250 1,000 AIR PRODS & CHEMS INC COM 009158106 727 14,462 SH X 14,187 275 AIR PRODS & CHEMS INC COM 009158106 533 10,603 SH X 10,053 150 400 ALCOA INC COM 013817101 569 50,571 SH X 47,751 2,820 ALCOA INC COM 013817101 131 11,636 SH X 4,956 4,330 2,350 ALCATEL-LUCENT SPONSORED ADR 013904305 22 10,001 SH X 10,001 ALCATEL-LUCENT SPONSORED ADR 013904305 1 339 SH X 339 ALTRIA GROUP INC COM 02209S103 637 42,298 SH X 41,088 110 1,100 ALTRIA GROUP INC COM 02209S103 212 14,080 SH X 4,270 9,810 AMERICAN EXPRESS CO COM 025816109 8,985 484,382 SH X 452,082 225 32,075 AMERICAN EXPRESS CO COM 025816109 940 50,675 SH X 44,147 2,378 4,150 AMERICAN INTL GROUP INC COM 026874107 168 106,699 SH X 105,644 1,055 AMERICAN INTL GROUP INC COM 026874107 12 7,709 SH X 4,936 575 2,198 AMERICAN SCIENCE & ENGR INC COM 029429107 429 5,800 SH X 5,800 AMGEN INC COM 031162100 16,093 278,661 SH X 256,550 280 21,831 AMGEN INC COM 031162100 891 15,420 SH X 9,759 161 5,500 ANADARKO PETE CORP COM 032511107 482 12,507 SH X 12,007 500 ANADARKO PETE CORP COM 032511107 370 9,593 SH X 4,759 4,834 ANALOG DEVICES INC COM 032654105 1,721 90,479 SH X 81,512 8,967 ANALOG DEVICES INC COM 032654105 110 5,774 SH X 5,069 705 APACHE CORP COM 037411105 19,650 263,657 SH X 245,936 180 17,541 APACHE CORP COM 037411105 797 10,696 SH X 9,515 1,181 APOLLO GROUP INC CL A 037604105 2,362 30,829 SH X 28,519 2,310 APOLLO GROUP INC CL A 037604105 158 2,067 SH X 1,386 681 APPLE INC COM 037833100 316 3,701 SH X 3,273 250 178 APPLE INC COM 037833100 199 2,333 SH X 2,333 APPLIED MATLS INC COM 038222105 85 8,347 SH X 8,347 APPLIED MATLS INC COM 038222105 91 8,965 SH X 7,665 1,300 ARCHER DANIELS MIDLAND CO COM 039483102 41 1,431 SH X 1,431 ARCHER DANIELS MIDLAND CO COM 039483102 179 6,205 SH X 5,205 1,000 AUTODESK INC COM 052769106 12,046 613,016 SH X 572,507 505 40,004 AUTODESK INC COM 052769106 387 19,702 SH X 17,220 421 2,061 AUTOMATIC DATA PROCESSING IN COM 053015103 7,701 195,751 SH X 184,109 165 11,477 AUTOMATIC DATA PROCESSING IN COM 053015103 2,168 55,111 SH X 40,835 1,061 13,215 AVERY DENNISON CORP COM 053611109 134 4,099 SH X 2,199 1,900 AVERY DENNISON CORP COM 053611109 69 2,100 SH X 2,100 AVON PRODS INC COM 054303102 547 22,771 SH X 22,771 AVON PRODS INC COM 054303102 537 22,353 SH X 22,353 BJ SVCS CO COM 055482103 301 25,827 SH X 13,187 12,640 BJ SVCS CO COM 055482103 35 2,970 SH X 2,820 150 BP PLC SPONSORED ADR 055622104 2,061 44,103 SH X 42,953 1,150 BP PLC SPONSORED ADR 055622104 1,776 37,991 SH X 37,301 690 BANK OF AMERICA CORPORATION COM 060505104 13,994 993,859 SH X 914,139 1,570 78,150 BANK OF AMERICA CORPORATION COM 060505104 1,777 126,190 SH X 108,762 3,513 13,915 BANK OF NEW YORK MELLON CORP COM 064058100 1,439 50,796 SH X 50,496 300 BANK OF NEW YORK MELLON CORP COM 064058100 425 15,008 SH X 7,201 612 7,195 BARCLAYS PLC ADR 06738E204 1,331 135,770 SH X 115,225 140 20,405 BARCLAYS PLC ADR 06738E204 202 20,605 SH X 13,654 881 6,070 BARD C R INC COM 067383109 1,889 22,415 SH X 22,315 100 BARD C R INC COM 067383109 304 3,602 SH X 3,602 BAXTER INTL INC COM 071813109 1,386 25,856 SH X 24,056 1,800 BAXTER INTL INC COM 071813109 561 10,471 SH X 10,171 300 BECTON DICKINSON & CO COM 075887109 2,722 39,801 SH X 39,751 50 BECTON DICKINSON & CO COM 075887109 998 14,589 SH X 14,353 236 BEMIS INC COM 081437105 781 32,995 SH X 31,095 1,900 BEMIS INC COM 081437105 462 19,511 SH X 17,311 2,200 BERKSHIRE HATHAWAY INC DEL CL A 084670108 386 4 SH X 4 BERKSHIRE HATHAWAY INC DEL CL A 084670108 15,842 164 SH X 164 BERKSHIRE HATHAWAY INC DEL CL B 084670207 1,112 346 SH X 345 1 BERKSHIRE HATHAWAY INC DEL CL B 084670207 186 58 SH X 58 BEST BUY INC COM 086516101 233 8,306 SH X 5,656 2,650 BEST BUY INC COM 086516101 209 7,448 SH X 7,108 340 BHP BILLITON LTD SPONSORED ADR 088606108 732 17,066 SH X 15,666 1,400 BHP BILLITON LTD SPONSORED ADR 088606108 252 5,870 SH X 5,320 550 BOEING CO COM 097023105 1,393 32,643 SH X 29,183 3,460 BOEING CO COM 097023105 278 6,505 SH X 3,386 1,030 2,089 BRISTOL MYERS SQUIBB CO COM 110122108 1,388 59,713 SH X 55,025 4,688 BRISTOL MYERS SQUIBB CO COM 110122108 2,748 118,185 SH X 114,745 3,440 BROWN FORMAN CORP CL B 115637209 201 3,906 SH X 3,906 BROWN FORMAN CORP CL B 115637209 6 124 SH X 124 BURLINGTON NORTHN SANTA FE C COM 12189T104 227 2,993 SH X 2,993 CIGNA CORP COM 125509109 432 25,626 SH X 25,626 CIGNA CORP COM 125509109 21 1,275 SH X 1,275 CVS CAREMARK CORPORATION COM 126650100 2,795 97,260 SH X 92,291 4,969 CVS CAREMARK CORPORATION COM 126650100 1,481 51,548 SH X 47,665 286 3,597 CANADIAN HELICOPTERS INCOME UNIT 136002102 135 19,800 SH X 19,800 CARLISLE COS INC COM 142339100 188 9,089 SH X 9,089 CARLISLE COS INC COM 142339100 35 1,695 SH X 1,395 300 CATERPILLAR INC DEL COM 149123101 910 20,372 SH X 18,872 1,500 CATERPILLAR INC DEL COM 149123101 188 4,213 SH X 1,813 2,400 CEMEX SAB DE CV SPON ADR NEW 151290889 73 8,035 SH X 7,155 880 CEMEX SAB DE CV SPON ADR NEW 151290889 23 2,505 SH X 1,325 1,180 CHEVRON CORP NEW COM 166764100 24,437 330,366 SH X 304,818 215 25,333 CHEVRON CORP NEW COM 166764100 3,197 43,217 SH X 24,726 986 17,505 CHURCH & DWIGHT INC COM 171340102 2,787 49,669 SH X 44,569 5,100 CHURCH & DWIGHT INC COM 171340102 671 11,951 SH X 11,209 92 650 CIMAREX ENERGY CO COM 171798101 7,564 282,449 SH X 260,386 425 21,638 CIMAREX ENERGY CO COM 171798101 69 2,590 SH X 2,390 200 CISCO SYS INC COM 17275R102 17,313 1,062,150 SH X 981,724 625 79,801 CISCO SYS INC COM 17275R102 2,072 127,091 SH X 82,832 1,512 42,747 CITIGROUP INC COM 172967101 204 30,380 SH X 4,115 26,265 CITIGROUP INC COM 172967101 164 24,399 SH X 17,979 900 5,520 CLOROX CO DEL COM 189054109 13,283 239,078 SH X 213,579 240 25,259 CLOROX CO DEL COM 189054109 409 7,359 SH X 6,394 90 875 COACH INC COM 189754104 320 15,395 SH X 15,235 160 COACH INC COM 189754104 159 7,645 SH X 770 6,875 COCA COLA CO COM 191216100 2,651 58,558 SH X 56,820 1,738 COCA COLA CO COM 191216100 1,602 35,393 SH X 27,968 1,000 6,425 COGNIZANT TECHNOLOGY SOLUTIO CL A 192446102 6,110 338,297 SH X 316,134 125 22,038 COGNIZANT TECHNOLOGY SOLUTIO CL A 192446102 75 4,130 SH X 3,530 600 COLGATE PALMOLIVE CO COM 194162103 14,065 205,208 SH X 190,217 90 14,901 COLGATE PALMOLIVE CO COM 194162103 1,596 23,292 SH X 16,482 6,810 COMCAST CORP NEW CL A 20030N101 395 23,371 SH X 23,332 39 COMCAST CORP NEW CL A 20030N101 87 5,181 SH X 3,225 750 1,206 51% INTEREST GUNDERSHEIMER L 200411080 1,145 1 SH X 1 CONOCOPHILLIPS COM 20825C104 7,230 139,578 SH X 126,314 40 13,224 CONOCOPHILLIPS COM 20825C104 955 18,443 SH X 14,764 1,140 2,539 CONSOLIDATED EDISON INC COM 209115104 243 6,241 SH X 2,041 4,200 CONSOLIDATED EDISON INC COM 209115104 104 2,670 SH X 2,670 CONSTANT CONTACT INC COM 210313102 795 60,020 SH X 60,020 CONSTELLATION BRANDS INC CL A 21036P108 207 13,110 SH X 13,110 CONSTELLATION BRANDS INC CL A 21036P108 107 6,800 SH X 6,800 CORNING INC COM 219350105 44 4,570 SH X 3,200 1,370 CORNING INC COM 219350105 119 12,478 SH X 4,128 8,350 COSTCO WHSL CORP NEW COM 22160K105 1,551 29,547 SH X 29,047 300 200 COSTCO WHSL CORP NEW COM 22160K105 167 3,180 SH X 1,775 350 1,055 DANAHER CORP DEL COM 235851102 6,324 111,706 SH X 109,186 2,520 DANAHER CORP DEL COM 235851102 542 9,576 SH X 8,937 139 500 DAVIS NY VENTURE FD INC CL Y 239080401 18,505 775,895 SH X 723,266 2,218 50,410 DAVIS NY VENTURE FD INC CL Y 239080401 1,087 45,573 SH X 37,711 625 7,236 DEERE & CO COM 244199105 579 15,122 SH X 12,410 2,712 DEERE & CO COM 244199105 217 5,670 SH X 4,170 1,500 DENTSPLY INTL INC NEW COM 249030107 2,020 71,526 SH X 70,326 1,200 DENTSPLY INTL INC NEW COM 249030107 595 21,057 SH X 20,557 300 200 DEVON ENERGY CORP NEW COM 25179M103 883 13,433 SH X 13,433 DEVON ENERGY CORP NEW COM 25179M103 41 624 SH X 624 DIAGEO P L C SPON ADR NEW 25243Q205 12,057 212,504 SH X 197,745 190 14,569 DIAGEO P L C SPON ADR NEW 25243Q205 189 3,335 SH X 2,535 650 150 DIAMONDS TR UNIT SER 1 252787106 275 3,145 SH X 1,645 1,500 DIAMONDS TR UNIT SER 1 252787106 69 789 SH X 789 DISNEY WALT CO COM DISNEY 254687106 12,163 536,047 SH X 494,503 455 41,089 DISNEY WALT CO COM DISNEY 254687106 1,258 55,448 SH X 36,818 550 18,080 DOMINI SOCIAL INVT TR EQUITY FD 257132100 359 18,330 SH X 18,330 DOMINI SOCIAL INVT TR EQUITY FD 257132100 109 5,564 SH X 5,564 DOMINION RES INC VA NEW COM 25746U109 902 25,179 SH X 23,609 1,570 DOMINION RES INC VA NEW COM 25746U109 186 5,200 SH X 5,200 DOW CHEM CO COM 260543103 458 30,320 SH X 26,770 50 3,500 DOW CHEM CO COM 260543103 112 7,407 SH X 6,182 1,150 75 DU PONT E I DE NEMOURS & CO COM 263534109 1,059 41,865 SH X 38,245 220 3,400 DU PONT E I DE NEMOURS & CO COM 263534109 685 27,065 SH X 20,955 6,110 DUKE ENERGY CORP NEW COM 26441C105 1,607 107,093 SH X 94,573 550 11,970 DUKE ENERGY CORP NEW COM 26441C105 529 35,276 SH X 31,116 2,000 2,160 DUN & BRADSTREET CORP DEL NE COM 26483E100 97 1,250 SH X 1,250 DUN & BRADSTREET CORP DEL NE COM 26483E100 181 2,340 SH X 2,340 E M C CORP MASS COM 268648102 15,965 1,524,867 SH X 1,416,838 890 107,139 E M C CORP MASS COM 268648102 795 75,948 SH X 51,680 1,250 23,018 EPIX PHARMACEUTICALS INC COM NEW 26881Q309 10 10,000 SH X 10,000 EATON VANCE CORP COM NON VTG 278265103 71 3,367 SH X 3,367 EATON VANCE CORP COM NON VTG 278265103 286 13,620 SH X 7,720 5,900 EBAY INC COM 278642103 7,662 548,838 SH X 499,976 450 48,412 EBAY INC COM 278642103 338 24,229 SH X 17,531 6,698 ECOLAB INC COM 278865100 3,772 107,317 SH X 106,127 1,190 ECOLAB INC COM 278865100 467 13,297 SH X 11,879 118 1,300 ECUITY INC COM 27928J100 0 500,000 SH X 500,000 EDAC TECHNOLOGIES CORP COM 279285100 254 141,650 SH X 141,650 ELFUN TRS UNIT CTF 286281100 568 18,772 SH X 18,772 EMERSON ELEC CO COM 291011104 3,393 92,667 SH X 89,267 3,400 EMERSON ELEC CO COM 291011104 4,067 111,079 SH X 93,829 17,250 ENTERGY CORP NEW COM 29364G103 560 6,733 SH X 5,483 1,250 ENTERGY CORP NEW COM 29364G103 42 510 SH X 510 EQUITY RESIDENTIAL SH BEN INT 29476L107 366 12,287 SH X 9,642 2,645 EQUITY RESIDENTIAL SH BEN INT 29476L107 121 4,055 SH X 4,055 EXELON CORP COM 30161N101 194 3,484 SH X 3,234 250 EXELON CORP COM 30161N101 7 117 SH X 117 EXPEDITORS INTL WASH INC COM 302130109 11,431 343,594 SH X 307,663 195 35,736 EXPEDITORS INTL WASH INC COM 302130109 168 5,050 SH X 3,335 1,715 EXPRESS SCRIPTS INC COM 302182100 5,082 92,433 SH X 92,233 200 EXPRESS SCRIPTS INC COM 302182100 1,687 30,678 SH X 30,678 EXXON MOBIL CORP COM 30231G102 63,456 794,884 SH X 723,865 789 70,230 EXXON MOBIL CORP COM 30231G102 21,792 272,977 SH X 227,120 1,580 44,277 FPL GROUP INC COM 302571104 1,597 31,740 SH X 29,466 474 1,800 FPL GROUP INC COM 302571104 242 4,809 SH X 2,185 574 2,050 FASTENAL CO COM 311900104 8,642 247,987 SH X 226,774 330 20,883 FASTENAL CO COM 311900104 188 5,398 SH X 3,390 618 1,390 FEDERATED EQUITY FDS CAP APPREC A 314172701 194 12,965 SH X 12,520 445 FEDERATED EQUITY FDS CAP APPREC A 314172701 7 487 SH X 487 FEDEX CORP COM 31428X106 4,141 64,547 SH X 63,907 640 FEDEX CORP COM 31428X106 720 11,222 SH X 10,102 545 575 FIDELITY CAP TR CAP APPREC 316066109 3,014 191,631 SH X 191,631 FIDELITY CAP TR CAP APPREC 316066109 16 1,043 SH X 1,043 FISERV INC COM 337738108 402 11,066 SH X 10,336 730 FISERV INC COM 337738108 125 3,435 SH X 3,435 FORTUNE BRANDS INC COM 349631101 301 7,283 SH X 5,683 1,600 FORTUNE BRANDS INC COM 349631101 205 4,955 SH X 1,755 3,200 FRANKLIN RES INC COM 354613101 1,502 23,554 SH X 23,214 340 FRANKLIN RES INC COM 354613101 370 5,806 SH X 4,495 261 1,050 FREEPORT-MCMORAN COPPER & GO COM 35671D857 190 7,772 SH X 7,772 FREEPORT-MCMORAN COPPER & GO COM 35671D857 67 2,727 SH X 818 1,775 134 GALLAGHER ARTHUR J & CO COM 363576109 9,543 368,314 SH X 335,760 510 32,044 GALLAGHER ARTHUR J & CO COM 363576109 215 8,280 SH X 7,590 690 GANNETT INC COM 364730101 32 4,018 SH X 4,018 GANNETT INC COM 364730101 104 13,035 SH X 10,035 3,000 GENENTECH INC COM NEW 368710406 106 1,279 SH X 1,279 GENENTECH INC COM NEW 368710406 106 1,280 SH X 280 1,000 GENERAL DYNAMICS CORP COM 369550108 2,110 36,646 SH X 35,186 1,460 GENERAL DYNAMICS CORP COM 369550108 286 4,974 SH X 4,644 150 180 GENERAL ELECTRIC CO COM 369604103 14,536 897,264 SH X 845,429 125 51,710 GENERAL ELECTRIC CO COM 369604103 9,140 564,223 SH X 495,508 13,105 55,610 GENERAL MLS INC COM 370334104 150 2,474 SH X 2,474 GENERAL MLS INC COM 370334104 145 2,390 SH X 2,390 GENUINE PARTS CO COM 372460105 294 7,770 SH X 7,195 325 250 GENUINE PARTS CO COM 372460105 86 2,275 SH X 2,100 175 GENZYME CORP COM 372917104 276 4,162 SH X 4,162 GENZYME CORP COM 372917104 179 2,690 SH X 2,690 GERON CORP COM 374163103 47 10,000 SH X 10,000 GILEAD SCIENCES INC COM 375558103 851 16,634 SH X 15,994 640 GILEAD SCIENCES INC COM 375558103 33 642 SH X 642 GLAXOSMITHKLINE PLC SPONSORED ADR 37733W105 229 6,140 SH X 6,140 GLAXOSMITHKLINE PLC SPONSORED ADR 37733W105 267 7,151 SH X 6,751 400 GOLDMAN SACHS GROUP INC COM 38141G104 509 6,026 SH X 5,676 30 320 GOLDMAN SACHS GROUP INC COM 38141G104 341 4,035 SH X 3,605 30 400 GROWTH FD AMER INC CL F-1 399874403 3,243 159,456 SH X 135,587 945 22,923 GROWTH FD AMER INC CL F-1 399874403 284 13,976 SH X 12,479 1,496 HEINZ H J CO COM 423074103 370 9,848 SH X 5,649 4,199 HEINZ H J CO COM 423074103 124 3,302 SH X 3,302 HERSHEY CO COM 427866108 154 4,446 SH X 2,846 1,600 HERSHEY CO COM 427866108 249 7,175 SH X 7,025 150 HEWLETT PACKARD CO COM 428236103 3,110 85,690 SH X 83,218 2,472 HEWLETT PACKARD CO COM 428236103 867 23,904 SH X 21,234 370 2,300 HOME DEPOT INC COM 437076102 14,026 609,317 SH X 547,971 575 60,771 HOME DEPOT INC COM 437076102 1,161 50,413 SH X 32,097 125 18,191 HONEYWELL INTL INC COM 438516106 910 27,729 SH X 26,179 1,550 HONEYWELL INTL INC COM 438516106 245 7,465 SH X 5,865 1,600 HORMEL FOODS CORP COM 440452100 238 7,657 SH X 7,657 HORMEL FOODS CORP COM 440452100 65 2,100 SH X 2,100 IMS HEALTH INC COM 449934108 6,410 422,803 SH X 384,765 545 37,493 IMS HEALTH INC COM 449934108 171 11,295 SH X 8,745 250 2,300 ITT CORP NEW COM 450911102 283 6,151 SH X 6,151 ITT CORP NEW COM 450911102 66 1,434 SH X 1,434 ILLINOIS TOOL WKS INC COM 452308109 16,246 463,511 SH X 427,425 540 35,546 ILLINOIS TOOL WKS INC COM 452308109 660 18,839 SH X 14,143 200 4,496 INTEL CORP COM 458140100 5,200 354,702 SH X 319,109 805 34,788 INTEL CORP COM 458140100 1,629 111,093 SH X 87,567 1,000 22,526 INTERNATIONAL BUSINESS MACHS COM 459200101 5,839 69,378 SH X 67,476 1,902 INTERNATIONAL BUSINESS MACHS COM 459200101 8,855 105,219 SH X 95,591 228 9,400 INTERNATIONAL FLAVORS&FRAGRA COM 459506101 24 810 SH X 810 INTERNATIONAL FLAVORS&FRAGRA COM 459506101 484 16,281 SH X 15,481 800 INTERNATIONAL GAME TECHNOLOG COM 459902102 128 10,772 SH X 10,042 730 INTERNATIONAL GAME TECHNOLOG COM 459902102 47 3,955 SH X 3,635 320 ISHARES TR S&P 100 IDX FD 464287101 9,349 216,423 SH X 190,193 1,515 24,715 ISHARES TR S&P 100 IDX FD 464287101 966 22,354 SH X 21,539 815 ISHARES TR DJ SEL DIV INX 464287168 258 6,250 SH X 4,250 2,000 ISHARES TR DJ SEL DIV INX 464287168 225 5,450 SH X 5,450 ISHARES TR S&P 500 INDEX 464287200 164 1,819 SH X 1,819 ISHARES TR S&P 500 INDEX 464287200 66 726 SH X 561 165 ISHARES TR S&P 500 VALUE 464287408 190 4,200 SH X 4,200 ISHARES TR S&P 500 VALUE 464287408 17 374 SH X 374 ISHARES TR RUSSELL MCP VL 464287473 2,700 94,932 SH X 83,703 880 10,349 ISHARES TR RUSSELL MCP VL 464287473 204 7,177 SH X 6,502 675 ISHARES TR RUSSELL MCP GR 464287481 5,617 179,570 SH X 158,148 729 20,693 ISHARES TR RUSSELL MCP GR 464287481 441 14,085 SH X 11,215 2,870 ISHARES TR S&P NA TECH FD 464287549 304 9,077 SH X 9,077 ISHARES TR S&P NA TECH FD 464287549 5 136 SH X 136 ISHARES TR COHEN&ST RLTY 464287564 16,661 377,124 SH X 365,576 412 11,136 ISHARES TR COHEN&ST RLTY 464287564 504 11,400 SH X 10,941 459 ISHARES TR RUSSELL1000VAL 464287598 407 8,225 SH X 8,225 ISHARES TR RUSSELL1000VAL 464287598 88 1,767 SH X 1,217 550 ISHARES TR RUSSELL1000GRW 464287614 1,010 27,253 SH X 24,753 2,500 ISHARES TR RUSSELL1000GRW 464287614 200 5,398 SH X 3,198 2,200 ISHARES TR RUSSELL 1000 464287622 778 15,920 SH X 15,920 ISHARES TR RUSSELL 1000 464287622 88 1,800 SH X 1,300 500 ISHARES TR RUSL 2000 VALU 464287630 1,792 36,440 SH X 32,442 462 3,536 ISHARES TR RUSL 2000 VALU 464287630 125 2,546 SH X 2,506 40 ISHARES TR RUSL 2000 GROW 464287648 3,280 64,494 SH X 56,868 389 7,237 ISHARES TR RUSL 2000 GROW 464287648 308 6,057 SH X 4,562 1,495 ISHARES TR RUSSELL 2000 464287655 790 16,052 SH X 15,798 254 ISHARES TR RUSSELL 2000 464287655 204 4,140 SH X 1,270 2,870 ISHARES TR DJ US REAL EST 464287739 459 12,320 SH X 12,320 ISHARES TR DJ US REAL EST 464287739 22 600 SH X 600 ISHARES TR S&P SMLCAP 600 464287804 163 3,714 SH X 3,714 ISHARES TR S&P SMLCAP 600 464287804 44 1,000 SH X 1,000 ISHARES TR DJ HEALTH CARE 464288828 331 9,254 SH X 9,254 ISHARES TR DJ HEALTH CARE 464288828 3 87 SH X 87 JPMORGAN & CHASE & CO COM 46625H100 21,255 674,105 SH X 611,945 805 61,355 JPMORGAN & CHASE & CO COM 46625H100 1,996 63,309 SH X 42,541 1,718 19,050 JOHNSON & JOHNSON COM 478160104 32,340 540,532 SH X 505,638 1,213 33,681 JOHNSON & JOHNSON COM 478160104 5,957 99,563 SH X 72,786 1,039 25,738 JOHNSON CTLS INC COM 478366107 1,410 77,637 SH X 75,717 1,920 JOHNSON CTLS INC COM 478366107 664 36,548 SH X 35,573 525 450 KELLOGG CO COM 487836108 185 4,225 SH X 4,225 KELLOGG CO COM 487836108 234 5,330 SH X 5,330 KIMBERLY CLARK CORP COM 494368103 731 13,860 SH X 11,860 2,000 KIMBERLY CLARK CORP COM 494368103 250 4,732 SH X 3,431 1,301 KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550106 401 8,757 SH X 7,157 1,600 KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550106 264 5,761 SH X 5,261 500 KRAFT FOODS INC CL A 50075N104 577 21,502 SH X 20,947 555 KRAFT FOODS INC CL A 50075N104 337 12,556 SH X 6,360 6,196 L-3 COMMUNICATIONS HLDGS INC COM 502424104 818 11,090 SH X 11,015 75 L-3 COMMUNICATIONS HLDGS INC COM 502424104 365 4,941 SH X 4,266 125 550 LAKELAND BANCORP INC COM 511637100 1,058 93,917 SH X 93,917 LEGG MASON VALUE TR INC NAV VALUE TR 524659208 10 338 SH X 338 LEGG MASON VALUE TR INC NAV VALUE TR 524659208 278 9,244 SH X 9,197 46 LEGG MASON INC COM 524901105 1,070 48,844 SH X 46,678 2,166 LEGG MASON INC COM 524901105 88 4,023 SH X 3,883 140 LILLY ELI & CO COM 532457108 704 17,493 SH X 15,093 2,400 LILLY ELI & CO COM 532457108 334 8,300 SH X 6,300 600 1,400 LINCOLN ELEC HLDGS INC COM 533900106 334 6,555 SH X 6,555 LOCKHEED MARTIN CORP COM 539830109 944 11,227 SH X 11,207 20 LOCKHEED MARTIN CORP COM 539830109 45 537 SH X 537 LOWES COS INC COM 548661107 1,153 53,555 SH X 49,555 4,000 LOWES COS INC COM 548661107 321 14,911 SH X 12,511 2,400 MACYS INC COM 55616P104 130 12,563 SH X 12,563 MACYS INC COM 55616P104 1 105 SH X 105 MANULIFE FINL CORP COM 56501R106 186 10,934 SH X 10,854 80 MANULIFE FINL CORP COM 56501R106 123 7,210 SH X 7,210 MARATHON OIL CORP COM 565849106 3,303 120,716 SH X 117,716 3,000 MARATHON OIL CORP COM 565849106 306 11,196 SH X 10,996 200 MASCO CORP COM 574599106 140 12,620 SH X 12,620 MASCO CORP COM 574599106 48 4,280 SH X 4,280 MCCORMICK & CO INC COM NON VTG 579780206 3,330 104,519 SH X 98,119 6,400 MCCORMICK & CO INC COM NON VTG 579780206 862 27,046 SH X 24,521 2,525 MCDONALDS CORP COM 580135101 8,862 142,494 SH X 128,792 13,702 MCDONALDS CORP COM 580135101 2,606 41,908 SH X 31,543 1,305 9,060 MEADWESTVACO CORP COM 583334107 7 604 SH X 604 MEADWESTVACO CORP COM 583334107 154 13,778 SH X 13,778 MEDCO HEALTH SOLUTIONS INC COM 58405U102 484 11,554 SH X 11,554 MEDCO HEALTH SOLUTIONS INC COM 58405U102 1,884 44,957 SH X 41,929 3,028 MEDTRONIC INC COM 585055106 12,426 395,494 SH X 362,003 315 33,176 MEDTRONIC INC COM 585055106 900 28,652 SH X 18,757 9,895 MERCK & CO INC COM 589331107 2,140 70,395 SH X 70,345 50 MERCK & CO INC COM 589331107 5,240 172,370 SH X 162,564 300 9,506 MICROSOFT CORP COM 594918104 21,376 1,099,596 SH X 1,015,761 1,315 82,520 MICROSOFT CORP COM 594918104 2,881 148,221 SH X 118,277 1,665 28,279 MICROFLUIDICS INTL CORP NEW COM 595074105 7 20,000 SH X 20,000 MIDCAP SPDR TR UNIT SER 1 595635103 448 4,608 SH X 1,958 2,650 MIDCAP SPDR TR UNIT SER 1 595635103 201 2,073 SH X 1,961 62 50 MOHAWK INDS INC COM 608190104 8,321 193,643 SH X 179,889 165 13,589 MOHAWK INDS INC COM 608190104 307 7,155 SH X 6,790 365 MONSANTO CO NEW COM 61166W101 12,200 173,419 SH X 159,773 145 13,501 MONSANTO CO NEW COM 61166W101 700 9,947 SH X 6,750 500 2,697 MOODYS CORP COM 615369105 68 3,400 SH X 3,400 MOODYS CORP COM 615369105 227 11,300 SH X 11,300 MORGAN STANLEY COM NEW 617446448 474 29,533 SH X 22,478 120 6,935 MORGAN STANLEY COM NEW 617446448 103 6,439 SH X 4,069 2,370 MOTOROLA INC COM 620076109 16 3,505 SH X 3,505 MOTOROLA INC COM 620076109 271 61,174 SH X 50,374 10,800 MURPHY OIL CORP COM 626717102 2,218 50,014 SH X 45,874 4,140 MURPHY OIL CORP COM 626717102 167 3,756 SH X 3,756 NATIONAL FUEL GAS CO N J COM 636180101 204 6,500 SH X 6,500 NEW YORK TIMES CO CL A 650111107 297 40,507 SH X 40,507 NIKE INC CL B 654106103 2,373 46,525 SH X 43,875 2,650 NIKE INC CL B 654106103 373 7,318 SH X 5,378 220 1,720 NOKIA CORP SPONSORED ADR 654902204 284 18,178 SH X 13,288 4,890 NOKIA CORP SPONSORED ADR 654902204 823 52,730 SH X 38,432 14,298 NORFOLK SOUTHERN CORP COM 655844108 387 8,224 SH X 8,224 NORFOLK SOUTHERN CORP COM 655844108 387 8,223 SH X 1,847 6,376 NORTHERN TR CORP COM 665859104 206 3,950 SH X 3,950 NORTHERN TR CORP COM 665859104 13 250 SH X 250 NOVARTIS A G SPONSORED ADR 66987V109 18,077 363,280 SH X 330,667 300 32,313 NOVARTIS A G SPONSORED ADR 66987V109 713 14,333 SH X 6,350 81 7,902 NOVO-NORDISK A S ADR 670100205 2,275 44,273 SH X 43,183 1,090 NOVO-NORDISK A S ADR 670100205 711 13,834 SH X 11,740 454 1,640 NVIDIA CORP COM 67066G104 55 6,822 SH X 4,872 1,950 NVIDIA CORP COM 67066G104 62 7,648 SH X 7,648 OCCIDENTAL PETE CORP DEL COM 674599105 181 3,009 SH X 2,849 160 OCCIDENTAL PETE CORP DEL COM 674599105 54 905 SH X 905 ORACLE CORP COM 68389X105 1,125 63,445 SH X 59,945 3,500 ORACLE CORP COM 68389X105 369 20,810 SH X 13,470 700 6,640 PNC FINL SVCS GROUP INC COM 693475105 625 12,764 SH X 11,964 800 PNC FINL SVCS GROUP INC COM 693475105 25 510 SH X 510 PPG INDS INC COM 693506107 178 4,200 SH X 4,200 PPG INDS INC COM 693506107 38 900 SH X 900 PATTERSON COMPANIES INC COM 703395103 52 2,770 SH X 2,770 PATTERSON COMPANIES INC COM 703395103 166 8,829 SH X 5,639 3,190 PAYCHEX INC COM 704326107 7,864 299,228 SH X 264,350 160 34,718 PAYCHEX INC COM 704326107 122 4,654 SH X 4,554 100 PENNICHUCK CORP COM NEW 708254206 934 45,490 SH X 11,048 34,442 PENNICHUCK CORP COM NEW 708254206 744 36,253 SH X 18,703 17,550 PEOPLES UNITED FINANCIAL INC COM 712704105 329 18,441 SH X 18,441 PEOPLES UNITED FINANCIAL INC COM 712704105 140 7,840 SH X 754 7,086 PEPSICO INC COM 713448108 23,995 438,110 SH X 404,163 345 33,602 PEPSICO INC COM 713448108 3,959 72,284 SH X 58,274 135 13,875 PETSMART INC COM 716768106 9,783 530,257 SH X 487,782 720 41,755 PETSMART INC COM 716768106 79 4,275 SH X 3,825 100 350 PFIZER INC COM 717081103 4,001 225,901 SH X 200,314 25,587 PFIZER INC COM 717081103 2,852 161,045 SH X 143,704 17,341 PHILIP MORRIS INTL INC COM 718172109 4,580 105,259 SH X 99,176 110 5,973 PHILIP MORRIS INTL INC COM 718172109 810 18,613 SH X 8,813 9,800 POWER-ONE INC COM 739308104 24 20,000 SH X 20,000 POWERSHARES QQQ TRUST UNIT SER 1 73935A104 595 19,993 SH X 13,768 6,225 POWERSHARES QQQ TRUST UNIT SER 1 73935A104 118 3,980 SH X 3,180 800 POWERSHARES DB CMDTY IDX TRA UNIT BEN INT 73935S105 12,189 575,209 SH X 545,492 638 29,079 POWERSHARES DB CMDTY IDX TRA UNIT BEN INT 73935S105 396 18,705 SH X 16,112 2,593 POWERSHARES ETF TRUST DWA TECH LDRS 73935X153 198 13,545 SH X 13,545 PRAXAIR INC COM 74005P104 2,435 41,022 SH X 38,392 2,630 PRAXAIR INC COM 74005P104 538 9,058 SH X 6,154 2,904 PRECISION CASTPARTS CORP COM 740189105 906 15,230 SH X 15,110 120 PRECISION CASTPARTS CORP COM 740189105 218 3,661 SH X 3,461 200 PRICE T ROWE GROUP INC COM 74144T108 1,263 35,649 SH X 34,949 700 PRICE T ROWE GROUP INC COM 74144T108 179 5,044 SH X 3,784 1,260 PRICE T ROWE GROWTH STK FD I COM 741479109 40,878 2,124,631 SH X 2,017,592 4,359 102,680 PRICE T ROWE GROWTH STK FD I COM 741479109 3,474 180,551 SH X 146,137 2,176 32,238 PROCTER & GAMBLE CO COM 742718109 36,485 590,174 SH X 542,426 845 46,903 PROCTER & GAMBLE CO COM 742718109 6,379 103,191 SH X 88,889 289 14,013 PUBLIC SVC ENTERPRISE GROUP COM 744573106 439 15,060 SH X 13,060 2,000 PUBLIC SVC ENTERPRISE GROUP COM 744573106 56 1,934 SH X 734 1,200 QUALCOMM INC COM 747525103 1,788 49,897 SH X 49,597 300 QUALCOMM INC COM 747525103 501 13,979 SH X 13,720 259 QUEST DIAGNOSTICS INC COM 74834L100 15,579 300,115 SH X 275,545 335 24,235 QUEST DIAGNOSTICS INC COM 74834L100 678 13,070 SH X 11,170 1,900 QUESTAR CORP COM 748356102 2,933 89,734 SH X 89,334 400 QUESTAR CORP COM 748356102 336 10,265 SH X 9,265 1,000 RAMBUS INC DEL COM 750917106 68 4,300 SH X 4,300 RAMBUS INC DEL COM 750917106 111 7,000 SH X 7,000 RAYTHEON CO COM NEW 755111507 157 3,085 SH X 3,085 RAYTHEON CO COM NEW 755111507 165 3,230 SH X 2,000 1,230 RITE AID CORP COM 767754104 1 3,000 SH X 3,000 RITE AID CORP COM 767754104 13 42,200 SH X 40,200 2,000 ROCKVILLE FINL INC COM 774186100 262 18,750 SH X 18,750 ROYAL DUTCH SHELL PLC SPONS ADR A 780259206 431 8,133 SH X 7,133 1,000 ROYAL DUTCH SHELL PLC SPONS ADR A 780259206 790 14,920 SH X 9,332 5,588 SEI INVESTMENTS CO COM 784117103 158 10,054 SH X 10,054 SEI INVESTMENTS CO COM 784117103 98 6,251 SH X 6,251 SPDR TR UNIT SER 1 78462F103 22,111 245,022 SH X 215,032 1,787 28,203 SPDR TR UNIT SER 1 78462F103 2,643 29,293 SH X 23,735 5,558 SPDR GOLD TRUST GOLD SHS 78463V107 924 10,675 SH X 4,275 6,400 SPDR GOLD TRUST GOLD SHS 78463V107 236 2,733 SH X 133 2,600 SPDR SERIES TRUST KBW REGN BK ETF 78464A698 430 14,732 SH X 13,732 1,000 SPDR SERIES TRUST KBW REGN BK ETF 78464A698 17 570 SH X 570 ST JOE CO COM 790148100 4 160 SH X 160 ST JOE CO COM 790148100 207 8,500 SH X 410 8,090 ST JUDE MED INC COM 790849103 356 10,800 SH X 10,800 SARA LEE CORP COM 803111103 82 8,385 SH X 8,385 SARA LEE CORP COM 803111103 26 2,650 SH X 2,650 SARGENT LAND CO LTD PARTNSH 803991223 252 33 SH X 33 SCHLUMBERGER LTD COM 806857108 1,314 31,038 SH X 28,238 2,800 SCHLUMBERGER LTD COM 806857108 1,750 41,349 SH X 36,402 4,947 SEMPRA ENERGY COM 816851109 19,062 447,149 SH X 415,614 750 30,785 SEMPRA ENERGY COM 816851109 727 17,056 SH X 13,008 4,048 SIGMA ALDRICH CORP COM 826552101 10,486 248,249 SH X 225,274 285 22,690 SIGMA ALDRICH CORP COM 826552101 318 7,530 SH X 5,844 1,686 SIMON PPTY GROUP INC NEW COM 828806109 237 4,469 SH X 3,972 497 SIMON PPTY GROUP INC NEW COM 828806109 38 718 SH X 130 417 171 SOUTHERN CO COM 842587107 18,373 496,579 SH X 455,888 440 40,251 SOUTHERN CO COM 842587107 810 21,889 SH X 17,351 700 3,838 SOVEREIGN BANCORP INC COM 845905108 34 11,500 SH X 11,500 SPRINT NEXTEL CORP COM SER 1 852061100 16 8,948 SH X 8,948 SPRINT NEXTEL CORP COM SER 1 852061100 6 3,010 SH X 3,010 STANLEY WKS COM 854616109 229 6,716 SH X 4,007 2,709 STANLEY WKS COM 854616109 31 900 SH X 900 STAPLES INC COM 855030102 2,681 149,610 SH X 140,560 9,050 STAPLES INC COM 855030102 989 55,186 SH X 46,661 375 8,150 STARBUCKS CORP COM 855244109 163 17,206 SH X 16,416 790 STARBUCKS CORP COM 855244109 117 12,378 SH X 11,528 850 STATE STR CORP COM 857477103 11,429 290,605 SH X 268,674 100 21,831 STATE STR CORP COM 857477103 489 12,425 SH X 10,840 1,585 STRYKER CORP COM 863667101 4,534 113,492 SH X 109,722 3,770 STRYKER CORP COM 863667101 1,079 27,019 SH X 24,854 325 1,840 SUNCOR ENERGY INC COM 867229106 256 13,149 SH X 13,149 SUNCOR ENERGY INC COM 867229106 112 5,740 SH X 4,300 1,440 SUNTRUST BKS INC COM 867914103 200 6,754 SH X 6,754 SUNTRUST BKS INC COM 867914103 46 1,550 SH X 1,550 SYNGENTA AG SPONSORED ADR 87160A100 48 1,225 SH X 1,125 100 SYNGENTA AG SPONSORED ADR 87160A100 661 16,900 SH X 12,960 3,940 SYSCO CORP COM 871829107 1,542 67,200 SH X 64,500 2,700 SYSCO CORP COM 871829107 370 16,147 SH X 15,047 1,100 TJX COS INC NEW COM 872540109 468 22,768 SH X 19,268 3,500 TJX COS INC NEW COM 872540109 100 4,875 SH X 4,375 500 TARGET CORP COM 87612E106 1,364 39,505 SH X 38,395 110 1,000 TARGET CORP COM 87612E106 320 9,270 SH X 7,797 398 1,075 TECHNE CORP COM 878377100 77 1,196 SH X 1,196 TECHNE CORP COM 878377100 571 8,845 SH X 6,755 2,090 TELEFONICA S A SPONSORED ADR 879382208 551 8,183 SH X 7,753 430 TELEFONICA S A SPONSORED ADR 879382208 320 4,744 SH X 4,156 103 485 TEVA PHARMACEUTICAL INDS LTD ADR 881624209 1,540 36,177 SH X 36,027 150 TEVA PHARMACEUTICAL INDS LTD ADR 881624209 606 14,245 SH X 13,395 850 TEXAS INSTRS INC COM 882508104 8,057 519,159 SH X 481,945 360 36,854 TEXAS INSTRS INC COM 882508104 309 19,912 SH X 13,546 136 6,230 THERMO FISHER SCIENTIFIC INC COM 883556102 4,461 130,930 SH X 117,679 90 13,161 THERMO FISHER SCIENTIFIC INC COM 883556102 64 1,865 SH X 1,785 80 3M CO COM 88579Y101 20,091 349,170 SH X 319,856 290 29,024 3M CO COM 88579Y101 2,887 50,171 SH X 40,905 600 8,666 TORCHMARK CORP COM 891027104 428 9,569 SH X 9,569 TORCHMARK CORP COM 891027104 34 764 SH X 764 TORONTO DOMINION BK ONT COM NEW 891160509 4,735 132,002 SH X 6,488 125,514 TORONTO DOMINION BK ONT COM NEW 891160509 1,714 47,779 SH X 472 990 46,317 UGI CORP NEW COM 902681105 1,293 52,967 SH X 52,967 US BANCORP DEL COM NEW 902973304 13,034 521,133 SH X 468,909 325 51,899 US BANCORP DEL COM NEW 902973304 553 22,123 SH X 18,178 395 3,550 UNION PAC CORP COM 907818108 357 7,460 SH X 5,460 2,000 UNION PAC CORP COM 907818108 431 9,008 SH X 8,360 648 UNITED PARCEL SERVICE INC CL B 911312106 11,575 209,842 SH X 190,746 235 18,861 UNITED PARCEL SERVICE INC CL B 911312106 2,811 50,958 SH X 14,433 36,525 UNITED TECHNOLOGIES CORP COM 913017109 23,036 429,775 SH X 400,385 700 28,690 UNITED TECHNOLOGIES CORP COM 913017109 3,120 58,218 SH X 53,366 510 4,342 UNITEDHEALTH GROUP INC COM 91324P102 2,618 98,430 SH X 95,289 3,141 UNITEDHEALTH GROUP INC COM 91324P102 610 22,920 SH X 19,134 216 3,570 VALERO ENERGY CORP NEW COM 91913Y100 198 9,151 SH X 5,266 3,885 VALERO ENERGY CORP NEW COM 91913Y100 13 590 SH X 590 VALLEY NATL BANCORP COM 919794107 214 10,574 SH X 10,574 VAN KAMPEN DYNAMIC CR OPPORT COM 921166104 106 15,000 SH X 15,000 VANGUARD MORGAN GROWTH FD IN COM 921928107 205 18,100 SH X 18,100 VANGUARD MORGAN GROWTH FD IN COM 921928107 85 7,497 SH X 7,497 VARIAN MED SYS INC COM 92220P105 222 6,330 SH X 6,230 100 VARIAN MED SYS INC COM 92220P105 13 380 SH X 380 VERIZON COMMUNICATIONS INC COM 92343V104 17,425 514,003 SH X 466,177 635 47,191 VERIZON COMMUNICATIONS INC COM 92343V104 2,363 69,703 SH X 50,299 1,820 17,584 VODAFONE GROUP PLC NEW SPONS ADR NEW 92857W209 105 5,128 SH X 4,813 315 VODAFONE GROUP PLC NEW SPONS ADR NEW 92857W209 168 8,233 SH X 5,718 2,515 VULCAN MATLS CO COM 929160109 268 3,850 SH X 3,850 VULCAN MATLS CO COM 929160109 27 395 SH X 395 WAL MART STORES INC COM 931142103 5,126 91,440 SH X 85,916 5,524 WAL MART STORES INC COM 931142103 1,125 20,061 SH X 14,026 370 5,665 WALGREEN CO COM 931422109 12,414 503,201 SH X 462,503 495 40,203 WALGREEN CO COM 931422109 593 24,051 SH X 16,396 200 7,455 WASHINGTON MUT INVS FD INC CL F-1 939330403 363 17,001 SH X 16,738 262 WASHINGTON MUT INVS FD INC CL F-1 939330403 32 1,510 SH X 1,510 WELLS FARGO & CO NEW COM 949746101 4,715 159,945 SH X 149,745 10,200 WELLS FARGO & CO NEW COM 949746101 1,014 34,388 SH X 19,238 2,250 12,900 WESTERN UN CO COM 959802109 11,551 805,525 SH X 728,670 570 76,285 WESTERN UN CO COM 959802109 438 30,528 SH X 19,059 150 11,319 WEYERHAEUSER CO COM 962166104 144 4,702 SH X 4,612 90 WEYERHAEUSER CO COM 962166104 195 6,358 SH X 4,936 1,422 WYETH COM 983024100 1,320 35,196 SH X 35,196 WYETH COM 983024100 1,524 40,619 SH X 38,019 2,600 XTO ENERGY INC COM 98385X106 16,032 454,556 SH X 418,645 342 35,569 XTO ENERGY INC COM 98385X106 644 18,271 SH X 13,192 132 4,947 YUM BRANDS INC COM 988498101 20,070 637,147 SH X 591,545 685 44,917 YUM BRANDS INC COM 988498101 574 18,214 SH X 15,088 168 2,958 ZIMMER HLDGS INC COM 98956P102 10,121 250,392 SH X 226,440 265 23,687 ZIMMER HLDGS INC COM 98956P102 1,087 26,889 SH X 21,080 5,809 FINAL TOTALS 1,413,067 FORM 13F INFORMATION TABLE ENTRY TOTAL 540